Form N-CSR Cover	6 Months Ended
Jul. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Massachusetts Municipal Trust
Entity Central Index Key	0000357057
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026